Commitments and Contingencies - Commercial Litigation (Details) - Commercial Litigation - TransWeb Corporation $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) patent claim
Loss contingencies
Payment of legal judgment | $	$ 27
Number of counts jury did not rule in favor of Transweb | claim	1
Number of 3M patents unenforceable due to inequitable conduct | patent	2